FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

	June 30, 2016
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,343	$2,343	$2,343	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – available for sale	107,676	107,676	—	107,676	—
Investment securities – held to maturity	9,523	9,990	—	9,990	—
Mortgage-backed securities – held to maturity:
Agency	135,957	135,976	—	135,976	—
Private-label	1.459	1,703	—	—	1,703
Net loans receivable	64,673	67,335	—	—	67,335
Accrued interest receivable	1,508	1,508	1,508	—	—
FHLB stock	6,599	6,599	6,599	—	—
Bank owned life insurance	4,410	4,410	4,410	—	—

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$17,284	$17,284	$17,284	$—	$—
NOW accounts	22,201	22,201	22,201	—	—
Savings accounts	47,232	47,232	47,232	—	—
Money market accounts	23,050	23,050	23,050	—	—
Certificates of deposit	30,250	30,241	—	—	30,241
Advance payments by borrowers for taxes and insurance	1,261	1,261	1,261	—	—
FHLB advances – fixed rate	10,000	10,498	—	—	10,498
FHLB advances – variable rate	6,109	6,109	6,109	—	—
FHLB short-term advances	144,027	144,027	144,027	—	—
Accrued interest payable	189	189	189	—	—

	June 30, 2015
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$3,573	$3,573	$3,573	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – available for sale	66,916	66,916	—	66,916	—
Investment securities – held to maturity	36,618	36,979	—	36,979	—
Mortgage-backed securities – held to maturity:
Agency	160,614	160,835	—	160,835	—
Private-label	2,025	2,430	—	—	2,430
Net loans receivable	46,163	46,897	—	—	46,897
Accrued interest receivable	1,198	1,198	1,198	—	—
FHLB stock	6,619	6,619	6,619	—	—
Bank owned life insurance	4,276	4,276	4,276	—	—

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$17,806	$17,806	$17,806	$—	$—
NOW accounts	20,238	20,238	20,238	—	—
Savings accounts	45,092	45,092	45,092	—	—
Money market accounts	23,601	23,601	23,601	—	—
Certificates of deposit	31,326	31,267	—	—	31,267
Advance payments by borrowers for taxes and insurance	865	865	865	—	—
FHLB advances – fixed rate	12,500	13,174	—	—	13,174
FHLB advances – variable rate	105,305	105,305	105,305	—	—
FHLB short-term advances	37,830	37,830	37,830	—	—
Accrued interest payable	156	156	156	—	—